Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 1,314,050	$ 1,464,381
Accounts receivable, net	23,790	42,945
Inventories, net	3,328,385	7,126,014
Investment in equity securities, current	17,175,112	17,619,921
Digital assets, current	452,628
Loans receivable, net	5,503,702	5,448,697
Prepaid expenses, current	588,514	271,127
Deposits and other current assets, net	506,720	172,380
Total current assets	28,898,858	32,147,575
Property and equipment, net	3,964	4,273
Digital assets, non-current		2,702,943
Restricted digital assets	1,758,924
Investment in equity securities, non-current	5,185,711	3,477,900
Operating lease right-of-use asset, net	707,728	828,697
Prepaid expenses, non-current	437,500	562,500
Total assets	36,992,685	39,723,888
Current liabilities
Accounts payable	780,463	3,481,090
Bank borrowings, current	626,985	1,173,306
Contract liabilities	20,259	24,623
Accrued expenses and other current liabilities	266,324	257,672
Total current liabilities	1,694,031	4,936,691
Bank borrowings, non-current	2,844,813	2,986,935
Third party borrowing	1,340,702
Convertible debts	10,000,000	10,000,000
Total liabilities	15,879,546	17,923,626
Commitments and contingencies
Shareholders’ equity
Ordinary shares ($0.0005 par value, 100,000,000 shares authorized; 24,864,000 shares issued and outstanding as of June 30, 2026 and December 31, 2025)	12,432	12,432
Additional paid-in capital	10,142,644	10,142,644
Retained earnings	11,006,571	11,655,269
Accumulated other comprehensive loss	(48,508)	(10,083)
Total shareholders’ equity	21,113,139	21,800,262
Total liabilities and shareholders’ equity	36,992,685	39,723,888
Related Party
Current Assets
Amount due from a related party	$ 5,957	$ 2,110